Cover Page	Sep. 24, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 24, 2026
Entity Registrant Name	Nuveen Farmland REIT
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56779
Entity Tax Identification Number	39-7054558
Entity Address, Address Line One	333 West Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	917-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002085428